Equity - Summary of Additional Paid In Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 1,557	$ 1,557
Blackstone Pat Holdings IV LLC [Member]
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	623	623
Patria Holdings Ltd [Member]
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 934	$ 934